Supplemental Cash Flow Information (Schedule Of Supplemental Information Related To Statements Of Cash Flows) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Supplemental Cash Flow Information [Abstract]
Interest	¥ 4,732	¥ 6,914	¥ 9,614
Income taxes	20,515	44,207	15,336
Obtaining assets by entering into capital leases	¥ 471	¥ 201	¥ 2,740